UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22800

Ivy High Income Opportunities Fund

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

Insert Schedule of Investments file here: Ivy High Income Opportunities Fund.

SCHEDULE OF INVESTMENTS Ivy High Income Opportunities Fund (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Advertising – 0.3%
Lamar Media Corp.,
5.375%, 1–15–24 (A)	$977	$1,011

Aerospace & Defense – 3.3%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12–15–20 (A)(H)	6,000	6,420
TransDigm, Inc.:
6.000%, 7–15–22 (A)	2,154	2,213
6.500%, 7–15–24 (A)	2,319	2,415

		11,048

Agricultural Products – 1.7%
American Seafoods Group LLC,
10.750%, 5–15–16 (A)(H)	5,787	5,772

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (H)	711	814

Aluminum – 1.1%
Constellium N.V.,
5.750%, 5–15–24 (A)	606	636
Wise Metals Group LLC,
8.750%, 12–15–18 (A)	1,221	1,325
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (A)(B)	1,660	1,693

		3,654

Apparel Retail – 0.9%
Gymboree Corp. (The),
9.125%, 12–1–18	488	326
Nine West Holdings, Inc.,
8.250%, 3–15–19 (A)	2,610	2,623

		2,949

Application Software – 0.9%
ACI Worldwide, Inc.,
6.375%, 8–15–20 (A)	971	1,022
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5–1–21 (A)(B)	2,006	2,051

		3,073

Auto Parts & Equipment – 2.4%
IDQ Holdings, Inc.,
11.500%, 4–1–17 (A)	132	146
Schaeffler Finance B.V.,
4.250%, 5–15–21 (A)	1,233	1,233
Schaeffler Holding Finance B.V.:
6.875%, 8–15–18 (A)(B)(C)	EUR4,075	5,873
6.875%, 8–15–18 (A)(B)(H)	$732	771

		8,023

Automobile Manufacturers – 0.4%
Group 1 Automotive, Inc.,
5.000%, 6–1–22 (A)	371	371
Navistar International Corp.,
8.250%, 11–1–21	997	1,041

		1,412

Automotive Retail – 0.2%
Sonic Automotive, Inc.,
5.000%, 5–15–23	819	805

Broadcasting – 3.5%
CBS Outdoor Americas, Inc.:
5.250%, 2–15–22 (A)	350	360
5.625%, 2–15–24 (A)	350	361

Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20	119	127
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20 (H)	10,000	10,787
Spanish Broadcasting System, Inc.,
12.500%, 4–15–17 (A)	160	178

		11,813

Building Products – 0.9%
CPG Merger Sub LLC,
8.000%, 10–1–21 (A)	1,061	1,117
Ply Gem Industries, Inc.,
6.500%, 2–1–22 (A)	1,051	1,014
Roofing Supply Group, LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (A)	908	967

		3,098

Cable & Satellite – 11.4%
Altice S.A.:
7.250%, 5–15–22 (A)(C)	EUR152	221
7.750%, 5–15–22 (A)	$1,390	1,484
Cablevision Systems Corp.,
5.875%, 9–15–22 (H)	10,000	10,187
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21	206	211
5.250%, 9–30–22	276	280
5.125%, 2–15–23	276	277
5.750%, 9–1–23	69	72
5.750%, 1–15–24	276	282
DISH DBS Corp.:
6.750%, 6–1–21 (H)	7,500	8,549
5.875%, 7–15–22	2,000	2,170
Numericable Group S.A.:
4.875%, 5–15–19 (A)	307	315
5.375%, 5–15–22 (A)(C)	EUR152	221
6.000%, 5–15–22 (A)	$825	858
5.625%, 5–15–24 (A)(C)	EUR152	222
6.250%, 5–15–24 (A)	$295	308
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (A)	905	957
5.750%, 8–1–21 (A)	2,513	2,639
4.625%, 5–15–23 (A)(H)	4,586	4,391
VTR Finance B.V.,
6.875%, 1–15–24 (A)	3,584	3,847
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (A)(B)	299	307

		37,798

Casinos & Gaming – 1.5%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11–26–20 (A)(C)	CAD822	787
MCE Finance Ltd.,
5.000%, 2–15–21 (A)	$2,390	2,414
Wynn Macau Ltd.,
5.250%, 10–15–21 (A)	1,931	1,984

		5,185

Coal & Consumable Fuels – 0.7%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8–15–21 (A)	2,075	2,220

Communications Equipment – 1.9%
Eagle Midco, Inc.,
9.000%, 6–15–18 (A)(B)(H)	6,000	6,196

Construction Materials – 0.7%
Hillman Group, Inc. (The):
10.875%, 6–1–18	1,500	1,592
6.375%, 7–15–22 (A)	720	720

		2,312

Consumer Finance – 1.6%
Creditcorp,
12.000%, 7-15-18 (A)(H)	5,248	5,510

Distributors – 0.8%
Pinnacle Operating Corp.,
9.000%, 11-15-20 (A)	2,618	2,841

Diversified Banks – 0.2%
Barclays plc,
8.250%, 12-29-49	753	798

Diversified Capital Markets – 2.8%
Mobile Challenger Intermediate Group S.A.:
8.750%, 3-15-19 (A)(B)(C)	EUR2,000	2,807
8.750%, 3-15-19 (A)(B)(C)	CHF2,000	2,323
Patriot Merger Corp.,
9.000%, 7-15-21 (A)(H)	$3,827	4,171

		9,301

Diversified Metals & Mining – 4.9%
Artsonig Pty Ltd.,
11.500%, 4-1-19 (A)(B)	1,172	1,156
Compass Minerals International, Inc.,
4.875%, 7-15-24 (A)	1,500	1,500
Crystal Merger Sub, Inc.,
7.625%, 10-15-21 (A)	391	417
FMG Resources Pty Ltd.:
8.250%, 11-1-19 (A)(H)	2,500	2,722
6.875%, 4-1-22 (A)(H)	9,267	9,938
Magnetation LLC and Mag Finance Corp.,
11.000%, 5-15-18 (A)	692	756

		16,489

Diversified Support Services – 4.5%
Algeco Scotsman Global Finance plc,
8.500%, 10-15-18 (A)(H)	10,575	11,237
Nexeo Solutions LLC,
8.375%, 3-1-18 (H)	3,600	3,636

		14,873

Electronic Manufacturing Services – 0.6%
KEMET Corp.,
10.500%, 5-1-18 (H)	2,000	2,115

Food Distributors – 0.5%
Diamond Foods, Inc.,
7.000%, 3-15-19 (A)	1,457	1,526

Health Care Facilities – 8.2%
Acadia Healthcare Co., Inc.,
5.125%, 7-1-22 (A)	149	149
AmSurg Corp.,
5.625%, 11-30-20	485	490
Catamaran Corp.,
4.750%, 3-15-21	645	651
ConvaTec Finance International S.A.,
8.250%, 1-15-19 (A)(B)	1,236	1,264
DaVita HealthCare Partners, Inc.,
5.125%, 7-15-24	901	907
FWCT-2 Escrow Corp.,
6.875%, 2-1-22 (A)	1,229	1,303
HCA Holdings, Inc.,
6.250%, 2-15-21 (H)	8,335	8,949
HCA, Inc.,
7.500%, 2-15-22 (H)	5,500	6,346
MPH Acquisition Holdings LLC,
6.625%, 4-1-22 (A)	916	960
Tenet Healthcare Corp.:
5.000%, 3-1-19 (A)	150	152
6.000%, 10-1-20	1,592	1,727
8.125%, 4-1-22 (H)	4,337	5,020

		27,918

Health Care Services – 1.8%
Envision Healthcare Corp.,
5.125%, 7-1-22 (A)	451	455
MedImpact Holdings, Inc.,
10.500%, 2-1-18 (A)(H)	5,000	5,425

		5,880

Hotels, Resorts & Cruise Lines – 0.9%
Hilton Worldwide Finance LLC,
5.625%, 10-15-21 (A)	2,937	3,121

Industrial Machinery – 0.1%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7-15-19	293	322

Integrated Telecommunication Services – 4.3%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4-15-21 (A)	403	412
CenturyLink, Inc.:
5.625%, 4-1-20	349	368
5.800%, 3-15-22 (H)	13,000	13,537
Windstream Corp.,
7.750%, 10-15-20	72	78

		14,395

IT Consulting & Other Services – 0.5%
iGATE Corp.,
4.750%, 4-15-19 (A)	1,667	1,696

Leisure Facilities – 0.6%
Regal Entertainment Group,
5.750%, 2-1-25	2,000	2,025

Metal & Glass Containers – 1.4%
Ardagh Finance Holdings,
8.625%, 6-15-19 (A)(B)	641	660
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6-30-21 (A)	200	200
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7-15-20 (A)	1,872	1,881
Signode Industrial Group,
6.375%, 5-1-22 (A)	1,955	1,980

		4,721

Movies & Entertainment – 0.8%
Cinemark USA, Inc.:
5.125%, 12-15-22	533	548
4.875%, 6-1-23 (H)	1,651	1,643
WMG Acquisition Corp.:
5.625%, 4-15-22 (A)	161	162
6.750%, 4-15-22 (A)	484	484

		2,837

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5-15-21 (A)	617	639

Oil & Gas Exploration & Production—0.7%
Athlon Holdings L.P. and Athlon Finance Corp.,
6.000%, 5-1-22 (A)	213	220
Chesapeake Energy Corp.:
3.479%, 4-15-19 (D)	758	767
4.875%, 4-15-22	1,061	1,098
Chesapeake Oilfield Operating, LLC,
6.500%, 7-15-22 (A)	360	369

		2,454

Oil & Gas Refining & Marketing – 5.0%
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (A)(H)	3,074	3,404
Samson Investment Co.,
10.750%, 2-15-20 (A)(D)(H)	5,000	5,269
Shelf Drilling Holdings Ltd.,
8.625%, 11-1-18 (A)(H)	7,608	8,141

		16,814

Oil & Gas Storage & Transportation – 0.4%
Energy XXI Gulf Coast, Inc.,
6.875%, 3-15-24 (A)	678	692
Williams Co., Inc. (The),
4.550%, 6-24-24	677	683

		1,375

Other Diversified Financial Services – 3.8%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7-1-19 (A)(B)	896	920
Greektown Holdings LLC and Greektown Mothership Corp.,
8.875%, 3-15-19 (A)	1,925	1,963
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
3.500%, 3-15-17	1,022	1,033
4.875%, 3-15-19	1,771	1,824
6.000%, 8-1-20	1,771	1,899
5.875%, 2-1-22	1,051	1,101
NCR Escrow Corp.:
5.875%, 12-15-21 (A)	1,154	1,217
6.375%, 12-15-23 (A)	1,233	1,338
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5-1-19 (A)(B)	250	288
PC Nextco Holdings LLC and PC Nextco Finance, Inc.,
8.750%, 8-15-19 (A)(B)	826	844

		12,427

Packaged Foods & Meats – 0.6%
JBS USA LLC and JBS USA Finance, Inc.,
5.875%, 7-15-24 (A)	2,099	2,094

Paper Packaging – 0.2%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6-15-17 (A)	591	606

Personal Products – 0.3%
Elizabeth Arden, Inc.,
7.375%, 3-15-21	1,016	1,077

Pharmaceuticals – 0.5%
Salix Pharmaceuticals Ltd.,
6.000%, 1-15-21 (A)	1,421	1,524

Precious Metals & Minerals – 1.0%
Prince Mineral Holding Corp.,
11.500%, 12-15-19 (A)(H)	3,000	3,383

Railroads – 0.7%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5-1-19 (A)	1,462	1,544
9.750%, 5-1-20 (A)	607	641

		2,185

Real Estate Services – 1.1%
Stearns Holdings, Inc.,
9.375%, 8-15-20 (A)(H)	3,571	3,741

Semiconductors – 0.6%
Micron Technology, Inc.,
5.875%, 2-15-22 (A)	1,798	1,928

Specialized Consumer Services – 4.3%
AA Bond Co. Ltd.,
9.500%, 7-31-19 (A)(C)	GBP1,931	3,724
B-Corp Merger Sub, Inc.,
8.250%, 6-1-19 (H)	$4,000	4,131
Carlson Travel Holdings,
7.500%, 8-15-19 (A)(B)	800	816
Carlson Wagonlit B.V.,
6.875%, 6-15-19 (A)	214	230
Lansing Trade Group,
9.250%, 2-15-19 (A)	1,314	1,288

Nielsen Finance,
5.500%, 10-1-21 (A)	1,396	1,441
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (A)	2,677	2,697

		14,327

Specialized Finance – 3.3%
Flexi-Van Leasing, Inc.,
7.875%, 8-15-18 (A)(H)	5,208	5,624
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9-15-18 (A)(H)	5,293	5,611

		11,235

Specialized REITs – 1.6%
Aircastle Ltd.,
5.125%, 3-15-21	1,719	1,779
CNL Lifestyles Properties, Inc.,
7.250%, 4-15-19 (H)	3,539	3,721

		5,500

Specialty Stores – 2.5%
Jo-Ann Stores Holdings, Inc.,
9.750%, 10-15-19 (A)(B)	1,046	1,070
Jo-Ann Stores, Inc.,
8.125%, 3-15-19 (A)	81	83
Michaels Stores, Inc.,
5.875%, 12-15-20 (A)	240	245
Takko Luxembourg 2 S.C.A.,
9.875%, 4-15-19 (A)(C)	EUR5,258	6,912

		8,310

Technology Distributors – 0.0%
Sophia L.P. and Sophia Finance, Inc.,
9.625%, 12-1-18 (A)(B)	$107	111

Textiles – 0.1%
Quiksilver, Inc. and QS Wholesale, Inc.,
7.875%, 8-1-18 (A)	487	494

Thrifts & Mortgage Finance—2.3%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6-15-21 (A)(H)	7,500	7,594

Tobacco – 0.5%
Prestige Brands, Inc.,
5.375%, 12-15-21 (A)	1,630	1,663

Trading Companies & Distributors – 2.6%
HD Supply, Inc.,
7.500%, 7-15-20 (H)	8,100	8,849

Wireless Telecommunication Service – 4.8%
Crown Castle International Corp.,
4.875%, 4-15-22	385	398
DigitalGlobe, Inc.,
5.250%, 2-1-21	1,388	1,374
Sprint Corp.:
7.250%, 9-15-21 (A)(H)	5,074	5,593
7.875%, 9-15-23 (A)(H)	4,459	4,961
Telecom Italia S.p.A.,
5.303%, 5-30-24 (A)	769	772
T-Mobile USA, Inc.:
6.464%, 4-28-19	728	766
6.542%, 4-28-20	788	851
6.633%, 4-28-21	382	414
6.125%, 1-15-22	372	395
6.731%, 4-28-22	158	170
6.836%, 4-28-23	158	172
6.500%, 1-15-24 372		398

		16,264

TOTAL CORPORATE DEBT SECURITIES – 103.6%		$348,145
(Cost: $334,112)

MUNICIPAL BONDS
Puerto Rico – 0.6%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7-1-35	930	820
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien):
5.750%, 7-1-37	515	348
5.250%, 7-1-42	515	331
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7-1-36	155	69
PR Elec Power Auth, Power Rev Bonds, Ser 2013A,
7.000%, 7-1-33	205	94
PR Elec Power Auth, Power Rev Bonds, Ser WW,
5.500%, 7-1-38	620	275

		1,937

TOTAL MUNICIPAL BONDS – 0.6%		$1,937
(Cost: $2,300)

LOANS
Apparel Retail – 5.8%
Hoffmaster Group, Inc.:
5.250%, 5-6-20 (D)	612	611
10.000%, 5-6-21 (D)	1,222	1,222
True Religion Apparel, Inc.:
5.875%, 7-29-19 (D)	7,425	6,957
5.875%, 7-30-19 (D)	7,500	7,026
11.000%, 1-30-20 (D)	4,000	3,800

		19,616

Application Software – 0.8%
Misys plc and Magic Newco LLC,
12.000%, 6-12-19 (D)	2,400	2,744

Auto Parts & Equipment – 0.3%
Direct ChassisLink, Inc.,
8.250%, 11-7-19 (D)	938	943

Building Products – 1.5%
GYP Holdings III Corp.:
4.750%, 3-27-21 (D)	1,365	1,358
7.750%, 3-27-22 (D)	2,012	2,030
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3-24-22 (D)	1,719	1,721

		5,109

Casinos & Gaming – 0.2%
Gateway Casinos & Entertainment Ltd.:
6.250%, 11-4-19 (C)(D)	CAD2	2
5.598%, 11-26-19 (C)(D)	737	691

		693

Construction Materials – 0.6%
Quickrete Holdings, Inc.,
7.000%, 3-19-21 (D)	$295	302
U.S. LBM Holdings LLC:
0.000%, 4-25-20 (D)	455	451
7.250%, 4-25-20 (D)	1,362	1,349

		2,102

Data Processing & Outsourced Services – 0.7%
Sedgwick Claims Management Services, Inc.,
6.750%, 1-27-22 (D)	2,412	2,405

Fertilizers & Agricultural Chemicals – 0.1%
Verdesian Life Sciences LLC,
0.000%, 6-25-20 (D)	300	300

General Merchandise Stores – 1.4%
Orchard Acquisition Co. LLC,
7.000%, 2-8-19 (D)	4,641	4,635

Health Care Facilities – 0.7%
MPH Acquisition Holdings LLC,
4.000%, 3-21-21 (D)	393	392
Surgery Center Holdings, Inc.,
9.750%, 4-11-20 (D)	2,000	2,030

		2,422

Health Care Services – 0.3%
Accellent, Inc.,
7.500%, 2-21-22 (D)	945	937

Hotels, Resorts & Cruise Lines – 1.5%
ESH Hospitality, Inc.,
0.000%, 5-27-19 (D)	602	607
Four Seasons Hotels Ltd.,
6.250%, 12-27-20 (D)	799	811
Hilton Worldwide Finance LLC:
3.500%, 9-23-20 (D)	96	96
3.500%, 10-15-20 (D)	3,466	3,458

		4,972

Housewares & Specialties – 0.8%
KIK Custom Products, Inc.:
5.500%, 5-17-19 (D)	1,881	1,886
9.500%, 11-17-19 (D)	781	790

		2,676

Independent Power Producers & Energy Traders – 1.3%
Alinta Energy Finance PTY Ltd.:
0.000%, 8-13-19 (D)	259	263
6.375%, 8-13-19 (D)	3,925	3,984

		4,247

Industrial Machinery – 1.3%
Accudyne Industries LLC,
0.000%, 12-13-19 (D)	93	93
Capital Safety North America Holdings, Inc.:
4.000%, 3-26-21 (D)	2,136	2,122
6.500%, 3-26-22 (D)	1,769	1,774
Husky Injection Moldings Systems Ltd.,
0.000%, 6-10-22 (D)	300	301

		4,290

IT Consulting & Other Services – 1.6%
Active Network, Inc. (The):
5.500%, 11-15-20 (D)	1,567	1,559
9.500%, 11-15-21 (D)	1,984	1,984
Triple Point Group Holdings, Inc.,
5.250%, 7-13-20 (D)	1,900	1,695

		5,238

Leisure Facilities – 0.8%
Northfield Park Associates LLC,
9.000%, 12-10-18 (D)	2,670	2,713

Life Sciences Tools & Services – 0.5%
Atrium Innovations, Inc.,
7.750%, 7-29-21 (D)	1,740	1,737

Metal & Glass Containers – 1.1%
Consolidated Container Co. LLC,
9.750%, 1-3-20 (D)	451	444
Evergreen Tank Solution, Inc.,
9.500%, 9-28-18 (D)	2,947	2,945

		3,389

Movies & Entertainment – 4.7%
Metro-Goldwyn-Mayer, Inc.,
0.000%, 6-4-20 (D)	225	227
Yonkers Racing Corp.,
8.750%, 8-20-20 (D)	15,889	15,572

		15,799

Oil & Gas Drilling – 0.4%
KCA Deutag Alpha Ltd.,
6.250%, 5-13-20 (D)	1,385	1,378

Oil & Gas Refining & Marketing – 1.6%
Fieldwood Energy LLC,
8.375%, 9-30-20 (D)	1,787	1,842

Shelf Drilling Midco Ltd.,
10.000%, 10-8-18 (B)(D)	3,209	3,273

		5,115

Oil & Gas Storage & Transportation – 1.2%
Bowie Resources Holdings LLC:
6.750%, 8-12-20 (D)	2,517	2,542
11.750%, 2-16-21 (D)	1,569	1,600

		4,142

Other Diversified Financial Services – 0.1%
World Endurance Holdings, Inc.,
0.000%, 6-24-21 (D)	449	450

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
0.000%, 6-19-22 (D)	748	754

Paper Packaging – 0.7%
FPC Holdings, Inc.,
9.250%, 5-27-20 (D)	2,500	2,450

Research & Consulting Services – 1.6%
Larchmont Resources LLC,
8.250%, 8-7-19 (D)	5,253	5,345

Restaurants – 0.4%
TGI Friday’s, Inc.:
0.000%, 6-20-20 (D)	374	374
0.000%, 6-20-21 (D)	1,063	1,059

		1,433

Specialty Chemicals – 0.2%
Chromaflo Technologies Corp.,
8.250%, 6-2-20 (D)	706	711

TOTAL LOANS – 32.4%		$108,745
(Cost: $108,180)

SHORT-TERM SECURITIES
Commercial Paper – 0.4%
United Technologies Corp.,
0.070%, 7-1-14 (E)	1,554	1,554

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (F)	190	190

TOTAL SHORT-TERM SECURITIES – 0.5%		$1,744
(Cost: $1,744)

TOTAL INVESTMENT SECURITIES – 137.1%		$460,571
(Cost: $446,336)

BORROWINGS (G) (40.2%)		(135,000)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.1%		10,269

NET ASSETS—100.0%		$335,840

Notes to Schedule of Investments

(A) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $228,565 or 68.1% of net assets.

(B) Payment-in-kind bonds.

(C) Principal amounts are denominated in the indicated foreign currency, where applicable (CAD—Canadian Dollar, CHF—Swiss Franc, EUR—Euro and GBP—British Pound).

(D) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(E) Rate shown is the yield to maturity at June 30, 2014.

(F) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

(G) Borrowings Payable as a percentage of Total Investments is 29.3%.

(H) All or a portion of the security position has been pledged as collateral on open borrowings.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Morgan Stanley International	2,112	7-29-14	$—	$24
Sell	Euro	Morgan Stanley International	16,995	7-29-14	—	82
Sell	Swiss Franc	Morgan Stanley International	2,000	7-29-14	—	12
					$—	$118

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$334,937	$13,208
Municipal Bonds	—	1,937	—
Loans	—	72,273	36,472
Short-Term Securities	—	1,744	—
Total	$—	$410,891	$49,680
Liabilities
Forward Foreign Currency Contracts	$—	$118	$—
Payable for Borrowing	$—	$135,000	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 10-1-13	$—	$35,321
Net realized gain (loss)	1	— *
Net change in unrealized appreciation (depreciation)	420	51
Purchases	2,138	5,118
Sales	(69)	(502)
Amortization/Accretion of premium/discount	(39)	49
Transfers into Level 3 during the period	10,757	5,268
Transfers out of Level 3 during the period	—	(8,833)
Ending Balance 6-30-14	$13,208	$36,472
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$420	$51

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$13,208	Third-party valuation service	Broker quotes
Loans	$36,472	Third-party valuation service	Broker quotes

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$446,336
Gross unrealized appreciation	15,722
Gross unrealized depreciation	(1,487)
Net unrealized appreciation	$14,235

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy High Income Opportunities Fund
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 28, 2014

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2014